General and administrative expenses (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
General and administrative expenses
Rent	$ 90,119	$ 73,609	$ 207,365	$ 195,484
Office expenses	249,746	417,795	773,087	774,339
Legal and professional	730,555	316,179	1,200,010	821,702
Consulting fees	377,360	402,027	773,878	838,603
Investor relations	77,490	62,171	219,851	208,702
Salaries	620,677	319,882	1,183,576	665,508
General and administrative expenses	$ 2,145,947	$ 1,591,663	$ 4,357,767	$ 3,504,338